Business Segments Information (Financial Information By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 24,412	$ 24,222	$ 21,039
Property, Plant and Equipment, Total	3,509	3,437	3,287
United States And Canada [Member]
Segment Reporting Information [Line Items]
Sales by Destination	10,980	10,773	9,823
Property, Plant and Equipment	1,918	1,869	1,858
Asia [Member]
Segment Reporting Information [Line Items]
Sales by Destination	5,790	5,636	4,858
Property, Plant and Equipment	592	583	505
Europe [Member]
Segment Reporting Information [Line Items]
Sales by Destination	4,946	5,271	4,309
Property, Plant and Equipment	689	714	683
Latin America [Member]
Segment Reporting Information [Line Items]
Sales by Destination	1,430	1,319	1,065
Property, Plant and Equipment	293	262	229
Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Sales by Destination	1,266	1,223	984
Property, Plant and Equipment	17	9	12
United States
Segment Reporting Information [Line Items]
Sales by Destination, Total	10,036	9,900	9,101
Property, Plant and Equipment	1,900	1,853	1,839
China
Segment Reporting Information [Line Items]
Sales by Destination	$ 3,012	$ 3,079	$ 2,692